                      SEI INSTITUTIONAL INVESTMENTS TRUST

                              Large Cap Value Fund
                                 Large Cap Fund
                                 Small Cap Fund

                       Supplement Dated January 10, 2003
           to the Class A Shares Prospectus Dated September 30, 2002

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for Large Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. under the sub-section entitled "Large Cap Value Fund" is hereby deleted and replaced with the following paragraph:

Barclays Global Fund Advisors: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at BGFA manages the portion of the assets of the Large Cap Value Fund allocated to BGFA.

There are no changes to the other sub-advisers of the Large Cap Value Fund.

Change in Sub-Adviser for Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. under the sub-section entitled "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

Barclays Global Fund Advisors: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at BGFA manages the portion of the assets of the Large Cap Fund allocated to BGFA.

There are no changes to the other sub-advisers of the Large Cap Fund.

Change in Sub-Advisers for Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Nicholas-Applegate Capital Management and Wall Street Associates under the sub-section entitled "Small Cap Fund" are hereby deleted and replaced with the following paragraphs:

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to LMIL. Mr. Beja and Mr. Stone each has over 17 and 19 years of investment experience, respectively.

Martingale Asset Management: Martingale Asset Management (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Martingale manages the portion of the assets of the Small Cap Fund allocated to Martingale.

There are no changes to the other sub-advisers of the Small Cap Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Large Cap Fund
                                 Small Cap Fund

                       Supplement Dated January 10, 2003
           to the Class T Shares Prospectus Dated September 30, 2002

This Supplement provides new and additional information beyond that contained in the Class T Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. under the sub-section entitled "Large Cap Fund" is hereby deleted and replaced with the following paragraph:

Barclays Global Fund Advisors: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals at BGFA manages the portion of the assets of the Large Cap Fund allocated to BGFA.

There are no changes to the other sub-advisers of the Large Cap Fund.

Change in Sub-Advisers for Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Nicholas-Applegate Capital Management and Wall Street Associates under the sub-section entitled "Small Cap Fund" are hereby deleted and replaced with the following paragraphs:

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to LMIL. Mr. Beja and Mr. Stone each has over 17 and 19 years of investment experience, respectively.

Martingale Asset Management: Martingale Asset Management (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Martingale manages the portion of the assets of the Small Cap Fund allocated to Martingale.

There are no changes to the other sub-advisers of the Small Cap Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE